----------------------------------------------------------
COLONIAL INTERMEDIATE HIGH INCOME FUND       ANNUAL REPORT
----------------------------------------------------------

 OCTOBER 31, 2000

President's Letter


DEAR SHAREHOLDER:

The following pages contain the annual report for Colonial Intermediate High Income Fund. This report contains valuable information about the Fund's performance for the 12-month period ended October 31, 2000, as well as top holdings, sector breakdowns, and distributions declared. I encourage you to take a few minutes and read the information provided.

The last 12 months proved to be a very difficult period for the high-yield sector of the bond market. Spreads on yields of lower-grade bonds widened considerably compared to those of higher-grade U.S. Treasury Bonds. The environment was reflected in the return for Colonial Intermediate High Income Fund. Still, the Fund sought to take advantage of investment opportunities across a broad spectrum of bonds in the high- yield marketplace.

The following report provides you with more specific information about your Fund's performance and investment strategy during the period. Thank you for choosing Colonial Intermediate High Income Fund and for allowing us the opportunity to serve your investment needs.


Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
December 15, 2000



---------------------------
NOT FDIC  MAY LOSE VALUE
          -----------------
INSURED   NO BANK GUARANTEE
---------------------------

Past performance is not indicative of future results.

Because economic and market trends change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------


>    A DIFFICULT PERIOD FOR BOND INVESTORS

     For the period ended October 31, 2000, the Fund generated a return of negative 7.64% based on net asset value (NAV). A number of factors combined to create a challenging year for the Fund. Among the issues confronting investors in the high-yield market were:

     - Credit concerns -- the number of defaults among issuers of lower-grade bonds increased during the year, which had a damaging effect on the rest of the market. Default experienced by the Fund was significantly below the market average.

     - Trading Liquidity -- lower capital invested by high yield traders challenged the markets' ability to effectively trade bonds.

     - Mutual fund redemptions -- retail investors liquidated their high yield bond holdings throughout the year. This increased selling pressure, and yield spreads on these bonds widened compared to other parts of the market.


>    FUND FOCUSES ON CREDIT QUALITY

     Given the rather volatile nature of the high-yield market, it became critical to focus on defensive sectors and on specific bonds demonstrating fundamental operating strength. These bonds tend to weather the storm of difficult markets better than lower-quality bonds. We placed particular emphasis on sectors such as cable, telecommunications and energy, where issuers appeared to be well-positioned in the current economic environment.


>    A MORE PROMISING OUTLOOK


     We believe the market has become quite attractive for high-yield bonds, as they appear to offer real value compared to other sectors of the fixed-income market. Spreads are currently at historic high levels and investors appear well compensated for the risks inherent in the current environment. We continue to focus on bonds of issuers with solid underlying asset value, strong cash flows and good sources of financing. In doing so, the Fund should be well-positioned for the year ahead.


                   COLONIAL INTERMEDIATE HIGH INCOME FUND VS.
          LIPPER HIGH CURRENT YIELD FUNDS (LEVERAGED) CATEGORY AVERAGE
                               10/31/99 - 10/31/00

                                  [BAR GRAPH]

Colonial Intermediate High Income Fund                 (7.64)%
Lipper High Current Yield Funds
  (Leveraged) Category Average                         (6.36)%

Lipper, Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives.

High-yield investing offers the potential for high income and attractive total returns, but also involves certain risks. These include credit risks associated with lower-rated bonds, changes in interest rates, and certain risks associated with foreign investments. Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.

Returns are computed at net asset value.



TOP CORPORATE ISSUERS AS OF 10/31/00(1)

Adelphia Communications            3.4%
---------------------------------------
CSC Holdings                       3.3%
---------------------------------------
NTL                                3.2%
---------------------------------------
Nextel Communications              2.5%
---------------------------------------
Tenet Healthcare                   1.7%
---------------------------------------


TOP 5 SECTOR BREAKDOWNS AS OF 10/31/00(1)

Telecom/Wireless                   9.6%
---------------------------------------
General Industry                   9.2%
---------------------------------------
Telecom/Wired                      8.4%
---------------------------------------
Cable-International                7.5%
---------------------------------------
Hotel/Restaurant/Gaming            6.6%




(1) Corporate issuers are calculated as a percent of total investments including short-term investments. Sectors are calculated as a percent of total portfolio adjusted for leverage. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold securities of these issuers in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.


12-MONTH DISTRIBUTIONS DECLARED PER SHARE AS OF 10/31/00

1 Year                           $0.712
---------------------------------------

12-MONTH TOTAL RETURNS, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS

NAV                             (7.64)%
---------------------------------------
Market Price                    (6.12)%
---------------------------------------


PRICE PER SHARE ON 10/31/00

NAV                              $4.830
---------------------------------------
Market Price                     $4.625
---------------------------------------

---------------------------------------
INVESTMENT PORTFOLIO
---------------------------------------
October 31, 2000 (In thousands)


CORPORATE FIXED INCOME
BONDS & NOTES - 90.8%(a)                           PAR            VALUE
------------------------------------------------------------------------

CONSTRUCTION - 1.1%
BUILDING CONSTRUCTION
Atrium Cos., Inc.,
 10.500% 5/1/09                                   $  575          $  500
Morrison Knudsen,
 11.000% 7/1/10 (b)                                1,205           1,024
                                                                  ------
                                                                   1,524
                                                                  ------

------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.6%
DEPOSITORY INSTITUTIONS - 0.5%
Sovereign Bancorp, Inc.,
 10.500% 11/15/06                                    625             634
                                                                  ------

FINANCIAL SERVICES - 1.1%
Ono Finance, PLC:
 13.000% 5/1/09 (b)                                  750             578
 14.000% 7/15/10 (b)                               1,130             960
                                                                  ------
                                                                   1,538
                                                                  ------

------------------------------------------------------------------------
MANUFACTURING - 27.7%
CHEMICALS & ALLIED PRODUCTS - 5.0%
Agricultural Minerals Co., LP,
 10.750% 9/30/03                                     430             279
CP Kelco,
 11.875% 9/15/10 (b) (d)                             425             359
Huntsman ICI Holdings LLC,
 (j) 12/31/09                                      3,075             922
HydroChem Industrial Services Inc.,
 10.375% 8/1/07                                      750             540
Lyondell Chemical Co.:
 9.625% 5/1/07                                       300             291
 10.875% 5/1/09                                      200             192
PCI Chemicals Canada, Inc.,
 9.250% 10/15/07                                   1,150             402
Pioneer Americas Acquisition Corp.,
 9.250% 6/15/07                                      100              36
Polymer Group, Inc.:
 8.750% 3/1/08                                       500             357
 9.000% 7/1/07                                       500             362
Sterling Chemicals, Inc.,
 11.750% 8/15/06                                   1,875           1,059
Terra Industries, Inc.,
 10.500% 6/15/05                                   1,710           1,094
Texas Petrochemical Corp.,
 11.125% 7/1/06                                    1,275           1,045
                                                                  ------
                                                                   6,938
                                                                  ------

ELECTRONIC & ELECTRICAL EQUIPMENT - 2.1%
Amphenol Corp.,
 9.875% 5/15/07                                   $  735          $  735
Ekabel Hessen,
 14.500% 9/1/10 (b)                                  335             315
Flextronics International, Ltd,
 9.875% 7/1/10 (b)                                   615             615
Gentek, Inc.,
 11.000% 8/1/09                                      500             499
TransDigm, Inc.,
 10.375% 12/1/08                                     850             782
                                                                  ------
                                                                   2,946
                                                                  ------

FABRICATED METAL - 1.8%
Earle M. Jorgensen & Co.,
 9.500% 4/1/05                                     1,500           1,275
Euramax International, PLC,
 11.250% 10/1/06                                   1,500           1,245
                                                                  ------
                                                                   2,520
                                                                  ------

FOOD & KINDRED PRODUCTS - 0.9%
New World Pasta Co.,
 9.250% 2/15/09                                      250             112
Premier International Foods, PLC,
 12.000% 9/1/09                                    1,500           1,170
                                                                  ------
                                                                   1,282
                                                                  ------

FURNITURE & FIXTURES - 0.3%
Juno Lighting, Inc.,
 11.875% 7/1/09                                      450             385
                                                                  ------

MACHINERY & COMPUTER EQUIPMENT - 0.8%
IMO Industries, Inc.,
 11.750% 5/1/06                                    1,145           1,134
                                                                  ------

MEASURING & ANALYZING INSTRUMENTS - 0.5%
Envirosource, Inc.,
 9.750% 6/15/03                                    2,000             700
                                                                  ------

MISCELLANEOUS MANUFACTURING - 6.4%

Actuant Corp.,
 13.000% 5/1/09                                      260             252
Associated Materials, Inc.,
 9.250% 3/1/08                                       500             475
Blount, Inc.,
 13.000% 8/1/09                                    1,300           1,092
Eagle-Picher Industries, Inc.,
 9.375% 3/1/08                                       505             422
Flowserve Corp.,
 12.250% 8/15/10 (b)                                 555             569
ISG Resources, Inc.,
 10.000% 4/15/08                                   1,000             760


See notes to investment portfolio.

-------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
-------------------------------------


CORPORATE FIXED INCOME
BONDS & NOTES (CONTINUED)                         PAR            VALUE
------------------------------------------------------------------------


MISCELLANEOUS MANUFACTURING (CONTINUED)

Koppers Industries, Inc.,
 9.875% 12/1/07                                  $  800          $  756
Newcor, Inc.,
 9.875% 3/1/08                                    1,170             445
Owens-Illinois, Inc.,
 7.500% 5/15/10                                   1,500           1,012
Special Devices, Inc.,
 11.375% 12/15/08                                 1,250             312
Tekni-Plex, Inc.,
 12.750% 6/15/10                                    615             553
Terex Corp.,
 8.875% 4/1/08                                      250             217
Thermadyne Holdings Corp.,
 9.875% 6/1/08                                    1,700           1,224
Werner Holding Co.,
 10.000% 11/15/07                                   750             714
                                                                 ------
                                                                  8,803
                                                                 ------

PAPER PRODUCTS - 3.9%
Gaylord Container Corp.,
 9.750% 6/15/07                                   2,000           1,340
Repap New Brunswick, Inc.,
 10.625% 4/15/05                                    450             463
Riverwood International Corp.:
 10.625% 8/1/07                                     500             490
 10.875% 4/1/08                                   2,050           1,850
Stone Container Corp.,
 12.250% 4/1/02                                   1,250           1,250
                                                                 ------
                                                                  5,393
                                                                 ------

PETROLEUM REFINING - 0.5%
Benton Oil & Gas Co.:
 9.375% 11/1/07                                   1,000             600
 11.625% 5/1/03                                     100              70
                                                                 ------
                                                                    670
                                                                 ------

PRIMARY METAL - 3.3%
Algoma Steel, Inc.,
 12.375% 7/15/05                                    500             280
Bayou Steel Corp.,
 9.500% 5/15/08                                   1,000             590
Kaiser Aluminum & Chemical Corp.:
 10.875% 10/15/06                                 1,600           1,360
 12.750% 2/1/03                                     470             352
Keystone Consolidated Industries, Inc.,
 9.625% 8/1/07                                      965             618
Renco Metals, Inc.,
 11.500% 7/1/03                                     500             190
WCI Steel, Inc.,
 10.000% 12/1/04                                 $1,265          $1,050
Wheeling-Pittsburgh Corp.,
 9.250% 11/15/07                                  2,000             160
                                                                 ------
                                                                  4,600
                                                                 ------

PRINTING & PUBLISHING - 0.7%
American Lawyer Media, Inc.:
 9.750% 12/15/07                                    130             116
 stepped coupon, (12.250% 12/15/02) (c)
 12/15/08                                           600             372
Cable Satisfaction International, Inc.,
 12.750% 3/1/10                                     500             445
                                                                 ------
                                                                    933
                                                                 ------

RUBBER & PLASTIC - 0.1%
Burke Industries, Inc.,
 10.000% 8/15/07                                    535             171
                                                                 ------

STONE, CLAY, GLASS & CONCRETE - 0.5%
Anchor Glass Container Corp.,
 11.250% 4/1/05                                     500             375
Owens-Illinois, Inc.,
 8.100% 5/15/07                                     400             288
                                                                 ------
                                                                    663
                                                                 ------

TEXTILE MILL PRODUCTS - 0.3%
 Collins & Aikman Products Co.,
 10.000% 1/15/07                                    450             441
                                                                 ------

TRANSPORTATION EQUIPMENT - 0.6%
 LDM Technologies, Inc.,
 10.750% 1/15/07                                  1,250             812
                                                                 ------

-----------------------------------------------------------------------
MINING & ENERGY - 5.4%
COAL MINING - 0.1%
AEI Resources, Inc.,
 10.500% 12/15/05                                 1,050              94
                                                                 ------

GOLD & SILVER MINING - 0.3%
Callahan Nordrhein-Westf,
 14.000% 7/15/10                                    455             439
                                                                 ------

OIL & GAS EXTRACTION - 4.7%
Belden & Blake Corp.,
 9.875% 6/15/07                                     870             731
HS Resources, Inc.,
 9.250% 11/15/06                                    675             675
Magnum Hunter Resources, Inc.,
 10.000% 6/1/07                                     925             916
Mariner Energy, Inc.,
 10.500% 8/1/06                                   1,140           1,083


See notes to investment portfolio.

-------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
-------------------------------------


CORPORATE FIXED INCOME
BONDS & NOTES (CONTINUED)                          PAR            VALUE
------------------------------------------------------------------------

OIL & GAS EXTRACTION (CONTINUED)
Ocean Energy, Inc.,
 8.875% 7/15/07                                   $1,050          $1,060
Petsec Energy, Inc.,
 9.500% 6/15/07 (d)                                2,000           1,140
Vintage Petroleum, Inc.,
 9.750% 6/30/09                                      850             892
                                                                  ------
                                                                   6,497
                                                                  ------

OIL & GAS FIELD SERVICES - 0.3%
 RBF Finance Corp.,
 11.000% 3/15/06                                     325             373
                                                                  ------

--------------------------------------------------------------------------------
RETAIL TRADE - 0.2%
FOOD STORES
Richmont Marketing Specialist, Inc.,
 10.125% 12/15/07                                  1,000             250
                                                                  ------

--------------------------------------------------------------------------------
SERVICES - 12.8%
AMUSEMENT & RECREATION - 4.6%
Anchor Gaming,
 9.875% 10/15/08                                     400             404
Boyd Gaming Corp.,
 9.500% 7/15/07                                      650             598
Coast Hotels & Casinos, Inc.,
 9.500% 4/1/09                                     1,000             985
Hollywood Casino Corp.,
 11.250% 5/1/07                                    1,150           1,205
Hollywood Casino Shreveport,
 13.000% 8/1/06                                      500             536
Hollywood Park, Inc.,
 9.500% 8/1/07                                     1,000           1,030
Horseshoe Gaming LLC,
 9.375% 6/15/07                                      750             751
Mohegan Tribal Gaming Authority,
 8.750% 1/1/09                                       785             767
                                                                  ------
                                                                   6,276
                                                                  ------

BUSINESS SERVICES - 0.9%
Interep National Radio Sales, Inc.,
 10.000% 7/1/08                                    1,500           1,275
                                                                  ------

HEALTH SERVICES - 2.8%
Bio-Rad Labs,
 11.625% 2/15/07                                     600             618
Dynacare, Inc.,
 10.750% 1/15/06                                     120             115
Insight Health Services Corp.,
 9.625% 6/15/08                                      100              90
Magellan Health Services,
 9.000% 2/15/08                                   $1,010          $  646
Tenet Healthcare Corp.,
 8.625% 1/15/07                                    2,450           2,438
                                                                  ------
                                                                   3,907
                                                                  ------

HOTELS, CAMPS & LODGING - 2.4%
Eldorado Resorts LLC,
 10.500% 8/15/06                                   2,005           1,985
Mandalay Resort Group,
 10.250% 8/1/07                                      100             102
MGM Mirage,
 8.500% 9/15/10                                    1,200           1,189
                                                                  ------
                                                                   3,276
                                                                  ------

OTHER SERVICES - 2.1%
Alliance Laundry Systems LLC,
 9.625% 5/1/08                                     1,000             810
Allied Waste North America, Inc.,
 10.000% 8/1/09                                    1,925           1,665
Intertek Finance, PLC,
 10.250% 11/1/06                                     800             360
                                                                  ------
                                                                   2,835
                                                                  ------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC GAS & SANITARY SERVICES - 42.0%
AIR TRANSPORTATION - 1.1%
U.S. Airways, Inc.,
 10.375% 3/1/13                                    1,600           1,476
                                                                  ------

BROADCASTING - 3.9%
Allbritton Communications Co.,
 9.750% 11/30/07                                     925             893
Cumulus Media, Inc.,
 10.375% 7/1/08                                      225             178
Fox Family Worldwide, Inc.,
 9.250% 11/1/07                                      365             347
Lin Holding Corp.,
 stepped coupon, (10.000% 3/1/3) (c)
 3/1/08                                            1,500           1,065
Sinclair Broadcast Group, Inc.:
 9.000% 7/15/07                                      100              90
 10.000% 9/30/05                                   1,400           1,326
Young Broadcasting Corp.,
 11.750% 11/15/04                                  1,500           1,530
                                                                  ------
                                                                   5,429
                                                                  ------


See notes to investment portfolio.

-------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
-------------------------------------


CORPORATE FIXED INCOME
BONDS & NOTES (CONTINUED)                           PAR             VALUE
--------------------------------------------------------------------------

CABLE - 11.4%
Adelphia Communications Corp.,
 9.875% 3/1/07                                    $ 2,015          $ 1,819
Charter Communications Holding LLC,
 stepped coupon, (9.920% 04/01/04) (c)
 4/1/11                                             2,075            1,214
Comcast UK Cable Partners Ltd.,
 stepped coupon, (11.200% 11/15/00) (c)
 11/15/07                                           2,000            1,820
Diamond Cable Co.,
 stepped coupon, (10.750% 02/15/02) (c)
 2/15/07                                            2,205            1,588
EchoStar DBS Corp.,
 9.250% 2/1/06                                      2,350            2,315
FrontierVision Holdings LP,
 stepped coupon, (11.875% 09/15/01) (c)
 9/15/07                                            2,575            2,189
Northland Cable Television, Inc.,
 10.250% 11/15/07                                   1,350              985
NTL, Inc.:
 10.000% 2/15/07                                      500              442
 11.875% 10/1/10                                      800              760
Shop At Home, Inc.,
 11.000% 4/1/05                                       500              490
Telewest Communication, PLC,
 stepped coupon, (11.000% 10/01/00) (c)
 10/1/07                                            2,500            2,150
                                                                   -------
                                                                    15,772
                                                                   -------

COMMUNICATIONS - 5.1%
Call-Net Enterprises, Inc.:
 8.000% 8/15/08                                       150               65
 9.375% 5/15/09                                       350              151
 stepped coupon, (10.800% 05/15/04) (c)
 5/15/09                                            2,000              500
Centennial Cellular Corp.,
 10.750% 12/15/08                                     850              825
Exodus Communications, Inc.:
 10.750% 12/15/09                                     750              668
 11.625% 7/15/10 (b)                                  700              644
Spectrasite Holdings, Inc.:
10.750% 3/15/10                                       200              185
stepped coupon, (11.250% 04/15/04) (c)
 4/15/09                                            2,020            1,040
Tele1 Europe BV,
 11.875% 12/1/09                                      200              143
Time Warner Telecom LLC,
 9.750% 7/15/08                                     1,250            1,100
United Pan-Europe Communications N.V.,
 11.500% 2/1/10                                   $ 1,650          $ 1,254
XM Satellite Radio, Inc.,
 14.000% 3/15/10 (b)                                  600              408
                                                                   -------
                                                                     6,983
                                                                   -------

COMMUNICATIONS SERVICES - 1.0%
Crown Castle International Corp.:
 10.750% 8/1/11                                       250              257
 stepped coupon, (10.375% 05/15/04) (c)
 5/15/11                                            1,400              882
Ubiquitel Operating UPCS,
 stepped coupon, (14.000% 04/15/05) (c)
 4/15/10                                              525              236
                                                                   -------
                                                                     1,375
                                                                   -------

ELECTRIC, GAS & SANITARY SERVICES - 0.2%
CMS Energy,
 9.875% 10/15/07                                      225              227
                                                                   -------

ELECTRIC SERVICES - 1.5%
AES Corp.:
 9.375% 9/15/10                                       350              348
 9.500% 6/1/09                                      1,650            1,675
                                                                   -------
                                                                     2,023
                                                                   -------

MOTOR FREIGHT & WAREHOUSING - 0.5%
MTL, Inc.,
 10.000% 6/15/06                                    1,000              690
                                                                   -------

TELECOMMUNICATION - 17.3%
Adelphia Business Solutions,
 stepped coupon, (13.000% 04/15/01) (c)
 4/15/03 (b)                                          500              385
AirGate PCS, Inc.,
 stepped coupon, (13.500% 10/01/04) (c)
 10/1/09                                            1,109              632
Arch Communication Group, Inc.,
 12.750% 7/1/07                                     1,000              590
Carrier1 International SA,
 13.250% 2/15/09                                      750              578
Clearnet Communications, Inc.,
 stepped coupon, (14.750% 12/15/00) (c)
 12/15/05                                           1,000            1,060
Covad Communications Group, Inc.,
 12.000% 2/15/10                                      325              175
Flag Telecom Holdings LTD.:
 11.625% 3/30/10                                      350              294
 11.625% 3/30/10 (b)                                  600              428
Global Crossing, Ltd.:
 9.125% 11/15/06                                    1,325            1,262
 9.625% 5/15/08                                       150              144


See notes to investment portfolio.

-------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
-------------------------------------


CORPORATE FIXED INCOME
BONDS & NOTES (CONTINUED)                              PAR              VALUE
------------------------------------------------------------------------------

TELECOMMUNICATION (CONTINUED)
Horizon PCS, Inc.,
 stepped coupon, (14.000% 10/01/05) (c)
 10/1/10 (b)                                        $    665          $    319
Jazztel, PLC:
 13.250% 12/15/09 (e)                                    375               228
 14.000% 7/15/10 (e)                                     200               129
Level 3 Communications, Inc.:
 11.000% 3/15/08                                         805               733
 10.750% 3/15/08                                         635               464
McLeodUSA, Inc.:
 8.375% 3/15/08                                          250               221
 stepped coupon, (10.500% 03/01/02) (c)
 3/1/07 (d)                                              500               410
Metrocall, Inc.,
 10.375% 10/1/07                                         735               309
Metromedia Fiber Network, Inc.:
 10.000% 11/15/08                                      1,300             1,157
 10.000% 12/15/09                                        650               585
Microcell Telecommunications, Inc.,
 stepped coupon, (14.000% 12/01/01) (c)
 6/1/06                                                1,000               963
Nextel Communications, Inc.,
 9.375% 11/15/09                                       1,300             1,261
Nextel International, Inc.,
 12.750% 8/1/10 (b)                                    1,500             1,365
stepped coupon, (12.125% 04/15/03) (c)
 4/15/08 (d)                                             665               399
Nextel Partners, Inc.,:
 11.000% 3/15/10                                         500               498
 11.000% 3/15/10 (b)                                      75                75
Nextlink Communications, Inc.,
 10.750% 6/1/09                                          500               440
Partner Communications,
 13.000% 8/15/10                                         630               535
RCN Corp.,
 stepped coupon, (11.125% 10/15/02) (c)
 10/15/07 (d)                                            750               368
Rhythms NetConnections, Inc.,
 12.750% 4/15/09                                         500               240
Rogers Cantel, Inc.,
 9.750% 6/1/16                                         1,500             1,605
Telecorp PCS, Inc.:
 10.625% 7/15/10                                         250               248
 stepped coupon, (11.625% 4/15/4) (c)
 4/15/09                                               2,200             1,414
Viatel, Inc.,
 11.500% 3/15/09                                       1,000               520
Williams Communications Group, Inc.:
 10.875% 10/1/09                                    $  1,630          $  1,386
 11.700% 8/1/08                                          670               590
Winstar Communications Unit,
 12.750% 4/15/10                                         750               540
Winstar Equipment Corp.,
 12.500% 4/15/08                                         850               625
Worldwide Fiber, Inc.,
 12.000% 8/1/09                                          850               672
                                                                      --------
                                                                        23,847
                                                                      --------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES
(cost of $151,347)                                                     125,131
                                                                      --------



PREFERRED STOCK - 8.4%                                  SHARES
------------------------------------------------------------------------------

FINANCE, INSURANCE & REAL ESTATE - 0.1%
DEPOSITORY INSTITUTIONS
Cal Fed Bancorp, Inc.,
 9.125%, Series A                                          9               196
                                                                         -----

------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 8.3%
BROADCASTING - 0.6%
Granite Broadcasting Corp.,
 12.750% PIK                                               1               504
PriMedia, Inc.,
 9.200%                                                    3               265
                                                                         -----
                                                                           769
                                                                         -----

CABLE - 4.1%
Adelphia Communications Corp.,
 13.000%                                                  10               950
CSC Holdings Ltd.:
 11.125% PIK                                              20             2,235
 11.750% PIK                                              23             2,514
                                                                         -----
                                                                         5,699
                                                                         -----

COMMUNICATIONS - 0.3%
Dobson Communications Corp.,
 12.250% PIK                                                               374
                                                                         -----

TELECOMMUNICATION - 3.3%
Global Crossing Ltd.,
 10.500% PIK                                               8               743
Nextel Communications, Inc.:
 11.125% PIK                                               1               601
 13.000% PIK                                               1             1,508
XO Communications, Inc.:
 13.500% PIK                                               1               502
 14.000%                                                  25             1,144
                                                                         -----
                                                                         4,498
                                                                         -----


See notes to investment portfolio.

---------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
---------------------------------------


TOTAL PREFERRED STOCKS
(cost of $12,484)                                                   11,536
                                                                    ------



COMMON STOCKS - 0.7%                                 SHARES         VALUE
--------------------------------------------------------------------------

RETAIL TRADE - 0.0%
FOOD STORES
Pathmark Stores, Inc.                                  (i)         $    (i)
                                                                   -------

--------------------------------------------------------------------------
MINING & ENERGY - 0.1%
OIL & GAS EXTRACTION
Pioneer Natural Resources Co.                           8              106
                                                                   -------

--------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 0.6%
CABLE - 0.0%
Cable Satisfaction International, Inc.,                 1                1
                                                                   -------

MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (f)                         79                1
Sun Carriers, Inc. (f)                                326               (i)
                                                                   -------
                                                                         1
                                                                   -------

TELCOMMUNICATIONS - 0.6%
AirGate PCS, Inc. (d)                                   2               71
Nextel Communications, Inc. Class A (d)                 6              238
Price Communications Corp. (d)                         24              517
                                                                   -------
                                                                       826
                                                                   -------

TOTAL COMMON STOCKS
(cost of $1,673)                                                       934
                                                                   -------

WARRANTS - 0.1%
--------------------------------------------------------------------------
FINANCE, INSURANCE, & REAL ESTATE - 0.0%
FINANCE
Ono Finance, PLC (b)                                    1               53
                                                                   -------
(expires 5/31/09)

--------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 0.1%
TELECOMMUNICATION
Carrier1 International                                 (i)              44
(expires 2/19/09)
MetroNet Communications Corp.                          (i)              21
(expires 8/15/07) (b)
UbiquiTel Operating UPCS                                1               13
(expires 4/15/10)
XM Satellite Radio Holdings, Inc.                       1               84
                                                                   -------
(expires 8/15/10)                                                      162
                                                                   -------

TOTAL WARRANTS
(cost of $172)                                                         215
                                                                   -------

TOTAL INVESTMENTS - 100.0%
 (cost of $165,676) (g)                                            137,816
                                                                   -------



SHORT TERM OBLIGATIONS                              PAR             VALUE
--------------------------------------------------------------------------

Federal Farm Credit Bank,
 6.450% 11/1/00 (h)                              $  4,644         $  4,644
Federal National Mortgage Association,
 6.470% 6/8/01 (h)                                  2,000            1,921
                                                                  --------

 TOTAL SHORT-TERM OBLIGATIONS

 (cost of $6,566)                                                    6,565
                                                                  --------

 FORWARD CURRENCY CONTRACTS                                             39
--------------------------------------------------------------------------

 OTHER ASSETS & LIABILITIES, NET                                   (46,087)
--------------------------------------------------------------------------

 Net Assets                                                       $ 98,333
                                                                  --------


NOTES TO INVESTMENT PORTFOLIO:

(a) Percentages are based on total investments. Total investments represents 140.2% of the Fund's net assets.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2000, the value of these securities amounted to $8,118 or 8.26% of net assets.
(c) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(d) This issuer is in default of certain debt convenants. Income is not being accrued.
(e)  This is a British security. Par amount is stated in U.S. dollars.
(f) Represents fair value as determined in good faith under the direction of the Trustees.
(g)  Cost for federal income tax purposes is $165,757.
(h)  Rate represents yield at date of purchase.
(i)  Rounds to less than one.
(j)  Zero coupon bond.

                                                       Net Unrealized
Contracts           In Exchange          Settlement     Appreciation
to Deliver              For                 Date            (US$)
---------------------------------------------------------------------
Eu 202,000          US$ 171,687          11/20/2000          $2
                                                       --------------



                                                       Net Unrealized
  Contracts          In Exchange         Settlement     Appreciation
 to Receive              For                Date            (US$)
---------------------------------------------------------------------
Eu 3,334,000        US$ 2,833,681        11/20/2000          $37
                                                       --------------

ACRONYM                  NAME
-------                  ----
 PIK                Payment-In-Kind


See notes to investment portfolio.

-----------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------
October 31, 2000
(In thousands except for per share amounts)

ASSETS
Investments at value (cost $165,676)                                      $ 137,816
Short-term obligations (cost $6,566)                                          6,565
                                                                          ---------
                                                                            144,381

Foreign currencies (cost $187)                        $     187
Unrealized appreciation on forward
 currency contracts                                          39
Receivable for:
 Interest                                                 3,870
 Dividends                                                    7
Other                                                        19               4,122
                                                      ---------           ---------
 Total Assets                                                               148,503

LIABILITIES
Payable for:
 Interest                                                 1,218
 Distributions                                            1,120
 Investments purchased                                      270
Accrued:
 Management fee                                              87
 Bookkeeping fee                                              4
 Transfer agent fee                                           2
 Deferred Trustees' fees                                      4
Other                                                       165
Notes payable                                            47,300
                                                      ---------
 Total Liabilities                                                           50,170
                                                                          ---------

Net assets at value for 20,365 shares of
beneficial interest outstanding                                           $  98,333
                                                                          =========

Net asset value per share                                                 $    4.83
                                                                          =========

COMPOSITION OF NET ASSETS
Capital paid in                                                           $ 142,083
Overdistributed net investment income                                           (20)
Accumulated net realized loss                                               (15,902)
Net unrealized appreciation/depreciation on:
 Investments                                                                (27,860)
 Foreign currency transactions                                                   32
                                                                          ---------
                                                                          $  98,333
                                                                          =========


-----------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------
For the Year Ended October 31, 2000
(In thousands)

INVESTMENT INCOME
Interest                                                             $ 16,407
Dividends                                                               1,361
                                                                     --------
                                                                       17,768
                                                                     --------

EXPENSES
Management fee                                                       $    807
Bookkeeping fee                                                            49
Transfer agent fee                                                         44
Trustees fee                                                               11
Custodian fee                                                               6
Audit fee                                                                  31
Legal fee                                                                  18
Registration fee                                                           34
Reports to shareholders                                                    25
Other                                                                      23
                                                                     --------
 Total operating expenses                                               1,048
Interest expense                                                        3,178
                                                                     --------
 Total expenses                                                         4,226
                                                                     --------
 Net Investment Income                                                 13,542
                                                                     --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on
 Investments                                       (10,483)
 Foreign currency transactions                         329
                                                   -------
  Net Realized Loss                                                   (10,154)
                                                                     --------
Net change in unrealized
 appreciation/depreciation on:
 Investments                                       (12,188)
 Foreign currency transactions                          32
                                                   -------
  Net Change in Unrealized
   Appreciation/Depreciation                                          (12,156)
                                                                     --------
 Net Loss                                                             (22,310)
                                                                     --------
Decrease in Net Assets from Operations                               $ (8,768)
                                                                     ========


See notes to financial statements.

----------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------
(In thousands)


                                                          YEARS ENDED
                                                          OCTOBER 31,
                                               -----------------------------
INCREASE (DECREASE) IN NET ASSETS                 2000                1999
----------------------------------------------------------------------------

OPERATIONS:
Net investment income                          $  13,542           $  14,068
Net realized loss                                (10,154)             (3,133)
Net change in unrealized
 appreciation/depreciation                      (12,156)              (1,305)
                                               ---------           ---------
 Net Increase (Decrease)
  from Operations                                 (8,768)              9,630

DISTRIBUTIONS:
From net investment income                       (14,063)            (14,199)
In excess of net investment income                  (384)
                                               ---------           ---------
                                                 (23,215)             (4,569)

FUND SHARE TRANSACTIONS
Value of distributions reinvested                    530               1,107
                                               ---------           ---------
Net Increase from Fund Share
 Transactions                                        530               1,107
                                               ---------           ---------
 Total Decrease                                  (22,685)             (3,462)

NET ASSETS
Beginning of period                              121,018             124,480
                                               ---------           ---------
End of period (net of overdistributed
 and including undistributed net
 investment income of $384 and
 $521, respectively)                           $  98,333           $ 121,018
                                               ---------           ---------



                                                   YEARS ENDED
                                                   OCTOBER 31,
                                             ----------------------
NUMBER OF FUND SHARES                         2000            1999
-------------------------------------------------------------------

Issued for distributions reinvested              97             201
 Outstanding at
  Beginning of period                        20,268          20,067
                                             ------          ------
  End of period                              20,365          20,268
                                             ------          ------


See notes to financial statements.

------------------------------------
STATEMENT OF CASH FLOWS
------------------------------------
(In thousands)


                                                             YEAR
                                                             ENDED
                                                          OCTOBER 31,
                                                          -----------
INCREASE (DECREASE) IN CASH                                   2000
---------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
 Net investment income                                      $ 13,542
 Adjustments to reconcile net investment income
  to net cash provided by (used in)
  operating activities:
   Cost of investments purchased                             (64,440)
   Receipts from invesments sold                              65,751
   Sales of short-term investments, net                          913
   Decrease in dividend and interest receivable                  231
   Decrease in receivable for investments sold                 1,325
   Increase in other assets                                       (9)
   Increase in foreign currency                                 (187)
   Increase in payable for investments purchased                 270
   Increase in accrued expenses                                  116
   Decrease in interest payable                                 (179)
   Decrease in distributions payable                             (55)
   Net short-term amortization/accretion of income               324
   Net long-term amortization/accretion of income             (3,687)
                                                            --------
Net cash provided by operating activities                     13,915

CASH FLOWS FROM FINANCING ACTIVITIES:
 Distributions paid in cash                                  (13,917)
                                                            --------
Net Decrease In Cash                                              (2)

CASH:
 Beginning of the year                                             2
                                                            --------
 End of the year                                            $     --
                                                            ========

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of distributions of $530.


See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2000

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial Intermediate High Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower-rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

STATEMENT OF CASH FLOWS:

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at October 31, 2000.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS

The Trust may enter into forward currency contracts to purchase or sell foreign currencies or predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

OTHER:

Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended October 31, 2000, purchases and sales of investments, other than short-term obligations, were $64,440,155 and $65,751,249 respectively.

Unrealized appreciation (depreciation) at October 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was approximately:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $  1,339,555
Gross unrealized depreciation                                        (29,280,532)
                                                                    ------------
Net unrealized depreciation                                         $(27,940,977)
                                                                    ============

CAPITAL LOSS CARRYFORWARDS:

At October 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                                                 YEAR OF        CAPITAL LOSS
                                                EXPIRATION      CARRYFORWARD
----------------------------------------------------------------------------
                                                   2003            2,103,000
                                                   2007            3,282,000
                                                   2008           10,438,000
                                                                 -----------
                                                                 $15,823,000
                                                                 ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LOAN AGREEMENT

At October 31, 2000, the Fund had four term loans and a revolver loan outstanding with Bank of America Illinois, totaling $47,300,000. These loans are comprised of $13,700,000 term loan which bears interest at 7.74% per annum, due June 12, 2003, a $6,900,000 term loan which bears interest at 6.37% per annum, due May 21, 2001, a $3,800,000 revolving loan which bears interest at 7.675% per annum, due June 26, 2001, a $9,200,000 term loan which bears interest at 6.26% per annum, due June 29, 2001, and a $13,700,000 term loan which bears interest at 6.84% per annum, due June 13, 2002. The Fund is required to maintain certain asset coverage with respect to the loans.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                                 YEARS ENDED OCTOBER 31,
                                                      ----------------------------------------------------------------------
                                                        2000            1999            1998           1997           1996
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  5.970        $  6.200        $  7.270       $  6.890       $  6.620
                                                      --------        --------        --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.667           0.705           0.699          0.699(b)       0.699
Net realized and unrealized gain (loss)                 (1.095)         (0.231)         (1.077)         0.383          0.258
                                                      --------        --------        --------       --------       --------
Total from Investment Operations                        (0.428)          0.474          (0.378)         1.082          0.957
                                                      --------        --------        --------       --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.693)         (0.704)         (0.692)        (0.702)        (0.687)
In excess of net investment income                      (0.019)             --              --             --             --
Total Distributions Declared to Shareholders            (0.712)         (0.704)         (0.692)        (0.702)        (0.687)
                                                      --------        --------        --------       --------       --------
NET ASSET VALUE, END OF PERIOD                        $  4.830        $  5.970        $  6.200       $  7.270       $  6.890
                                                      ========        ========        ========       ========       ========
Market price per share                                $  4.625        $  5.625        $  6.812       $  7.562       $  7.125
                                                      ========        ========        ========       ========       ========
Total return - based on market value (a)                 (6.12)%         (7.89)%         (0.74)%        16.97%         14.62%
                                                      ========        ========        ========       ========       ========
RATIOS TO AVERAGE NET ASSETS
Operating expenses (b)                                    0.92%           0.89%           0.88%          0.89%          0.98%
Interest and amortization of deferred
  debt issuance expenses                                  2.79%           2.48%           2.11%          1.96%          2.07%
Total expenses                                            3.71%           3.37%           2.99%          2.85%          3.05%
Net investment income (b)                                11.88%          10.82%           9.70%          9.63%         10.11%
Portfolio turnover                                          42%             44%             69%            92%            92%
Net assets at end of period (000)                     $ 98,333        $121,018        $124,480       $107,774       $ 99,925

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


TO THE TRUSTEES AND THE SHAREHOLDERS OF:
COLONIAL INTERMEDIATE HIGH INCOME FUND


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermediate High Income Fund at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2000

                       This page left intentionally blank.

                       This page left intentionally blank.

TRANSFER AGENT

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Intermediate High Income Fund is:


First Data Investor Services Group, Inc.
P.O. Box 8030
Boston, MA 02266-8030
1-800-331-1710

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.



ANNUAL REPORT:
COLONIAL INTERMEDIATE HIGH INCOME FUND

TRUSTEES


TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations,The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer,The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and ChiefOperating Officer,PutnamMutualFunds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)


ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


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COLONIAL INTERMEDIATE HIGH INCOME FUND                           ANNUAL REPORT
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